LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Loans from Banks) (Details) In Thousands, unless otherwise specified			12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2013 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2013 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2013 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] Minimum [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] Maximum [Member]	Dec. 31, 2013 In NIS [Member] ILS	Dec. 31, 2012 In NIS [Member] ILS	Dec. 31, 2013 In NIS [Member] Minimum [Member]	Dec. 31, 2012 In NIS [Member] Minimum [Member]	Dec. 31, 2013 In NIS [Member] Maximum [Member]	Dec. 31, 2012 In NIS [Member] Maximum [Member]	Dec. 31, 2013 In NIS [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2013 In NIS [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2013 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2013 In NIS [Member] Debt With Variable Interest Rate [Member] Minimum [Member]	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] Minimum [Member]	Dec. 31, 2013 In NIS [Member] Debt With Variable Interest Rate [Member] Maximum [Member]	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] Maximum [Member]
Percentage over LIBOR			2.00%		2.00%	2.00%
Percentage over Prime																					0.90%	0.90%	1.40%	1.40%
Interest rate				3.71%			4.00%	4.00%	2.10%	5.48%			5.45%	5.45%	7.39%	7.39%	3.80%	6.55%
Long-term debt	$ 16,606	$ 18,537	$ 1,400	$ 2,600				488			9,835	7,055							9,835	9,432
Less - current maturities	7,306	9,031
Less - discount		5
Long-term loans from banks	$ 9,301	$ 9,339